CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from related parties	¥ 2,178,561	¥ 346,378	¥ 1,037,480
Facilitation, origination and servicing costs charged by related parties	142,325	93,178	47,203
Sales and marketing expenses charged by related parties	367,320	40,030	57,319
General and administrative expenses charged by related parties	13,409	10,673	24,540
Provision for financial asset receivable from related parties	807	26,337	15,236
Provision for accounts receivable and contract assets from related parties	124,095	75,070	35,276
Provision charged by related parties			67,587
Loan facilitation and servicing fees-capital heavy
Revenue from related parties	93	121,933	791,482
Loan facilitation and servicing fees-capital light
Revenue from related parties	2,160,856	214,296	48,747
Referral services
Revenue from related parties	7,670	10,149	197,018
Other services fees
Revenue from related parties	¥ 8,571	¥ 0	¥ 0